CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
CASH FLOWS - OPERATING ACTIVITIES
Net profit for the period	$ 130,074	$ 113,947
Income and expense items not involving cash flows:
Depreciation and amortization	125,966	137,787
Effect of exchange rate differences and fair value adjustment	2,176	946
Other expense, net	666	1,907
Changes in assets and liabilities:
Trade accounts receivable	(13,828)	(31,603)
Other current assets	976	10,519
Inventories	(41,105)	(28,958)
Trade accounts payable	19,830	53,010
Deferred revenue and customers' advances	(26,193)	(10,646)
Employee related liabilities and other current liabilities	(50,533)	26,077
Long-term employee related liabilities	638	357
Deferred tax, net and other long-term liabilities	(446)	1,325
Net cash provided by operating activities	148,221	274,668
CASH FLOWS - INVESTING ACTIVITIES
Investments in property and equipment, net	(194,678)	(130,217)
Investments in marketable securities and other assets, net	66,809	(94,745)
Net cash used in investing activities	(127,869)	(224,962)
CASH FLOWS - FINANCING ACTIVITIES
Proceeds from an investment in a subsidiary	1,932	0
Exercise of options, net	0	44
Principal payments on account of capital lease obligation	(20,396)	(17,778)
Debentures repayment	(18,493)	(20,972)
Net cash used in financing activities	(36,957)	(38,706)
EFFECT OF FOREIGN CURRENCY EXCHANGE RATE CHANGE	(5,959)	(10,753)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(22,564)	247
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	340,759	210,930
CASH AND CASH EQUIVALENTS - END OF PERIOD	318,195	211,177
NON-CASH ACTIVITIES:
Investments in property and equipment	156,465	82,526
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash received during the period from interest, net of interest paid	10,785	1,495
Cash paid for income taxes, net during the period	$ 6,916	$ 8,718